Operating Lease Obligations (Details 2)	Mar. 31, 2021	Dec. 31, 2020
Incremented borrowing rate	5.00%	5.00%
Minimum [Member]
Remaining term on leases	1 month	9 months
Maximum [Member]
Remaining term on leases	57 months	25 months